Operations and Principal Activities - consolidated financial information of the Group's VIE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Current assets:
Cash and cash equivalents	¥ 3,999,200		¥ 2,106,639		$ 547,883
Short-term investments	538,816		1,769,822		73,817
Restricted cash	900		0		123
Trade receivables	420,636		664,615		57,627
Amounts due from related parties	41,588		18,319		5,698
Prepayments and other current assets	163,446		232,016		22,392
Non-current assets:
Property and equipment, net	8,490		10,849		1,163
Intangible assets, net	54,534		122,645		7,471
Goodwill	126,300		191,077		17,309
Right-of-use assets	7,151		40,211		980
Other non-current assets	623		7,989		85
Total assets	5,732,952		6,795,272		785,411
Current liabilities
Accounts payable and accrued liabilities	835,688		1,038,531		114,489
Salary and welfare payables	275,260		342,125		37,710
Taxes payable	22,081		21,394		3,025
Contract liabilities	235,539		303,574		32,269
Short-term lease liabilities	17,308		42,089		2,371
Non-current liabilities
Long-term lease liabilities	1,823		3,642		250
Other non-current liabilities	3,957		121,958		541
Total liabilities	1,537,266		2,093,662		$ 210,604
Gross Profit	2,180,829	$ 298,772	2,295,848	¥ 1,808,052
Operating expenses	2,661,912	364,681	3,368,073	3,411,803
Other income	42,902	5,878	49,236	5,983
(Loss)/Income before income tax	(178,358)	(24,436)	(827,696)	(1,564,220)
Income tax (expenses)/benefits	9,391	1,287	(11,832)	(14,183)
Net (loss)/income	(168,967)	(23,149)	(839,528)	(1,578,403)
Net loss/(income) attributable to noncontrolling interests	2,835	388	4,113	2,754
Net cash (used in)/provided by operating activities	(280,200)	(38,385)	(415,527)	(1,114,954)
Purchases of short-term investments	(9,114,732)	(1,248,713)	(7,533,252)	(10,546,256)
Proceeds of maturities of short-term investments	10,409,987	1,426,162	6,584,256	12,046,130
Net cash provided by/(used in) investing activities	2,562,617	351,077	(1,681,140)	3,490,467
Net cash used in financing activities	(403,862)	(55,329)	(365,056)	(108,350)
Net increase in cash and cash equivalents	1,893,421	259,398	(2,419,213)	2,368,691
Cash and cash equivalents at beginning of the year	2,106,639	288,608	4,525,852	2,157,161
Cash, cash equivalents and restricted cash at end of the year	¥ 4,000,060	$ 548,006	¥ 2,106,639	4,525,852
Other Liability, Related Party [Extensible Enumeration]	srt:AffiliatedEntityMember		srt:AffiliatedEntityMember		srt:AffiliatedEntityMember
Related Party
Current liabilities
Other current liabilities	¥ 6,825		¥ 26,032		$ 935
Nonrelated Party
Current liabilities
Other current liabilities	131,955		171,743		$ 18,078
VIE
Current assets:
Cash and cash equivalents	496,891		358,635
Short-term investments	5,624		85,301
Restricted cash	900
Trade receivables	70,894		115,888
Amounts due from Group companies	47,479		34,099
Prepayments and other current assets	86,390		81,290
Non-current assets:
Property and equipment, net	456		489
Intangible assets, net	41,542		107,481
Goodwill	103,514		168,246
Right-of-use assets	2,320		4,205
Other non-current assets	378		7,855
Total assets	867,450		965,358
Current liabilities
Accounts payable and accrued liabilities	208,525		275,469
Salary and welfare payables	13,111		22,415
Taxes payable	4,885		10,708
Contract liabilities	195,507		231,308
Amounts due to Group companies	390,742		274,808
Short-term lease liabilities	2,063		1,477
Non-current liabilities
Long-term lease liabilities	85		2,003
Deferred tax liabilities	4,595		19,919
Other non-current liabilities	3,957		87,368
Total liabilities	848,215		952,509
Inter-company revenues	569		485	866
Third-party revenues	2,296,096		2,445,830	1,548,003
Inter-company cost	(721,936)		(804,488)	(582,440)
Third-party cost	(701,990)		(845,458)	(618,365)
Gross Profit	872,739		796,369	348,064
Operating expenses	(897,583)		(847,972)	(361,723)
Other income	26,664		20,302	9,452
(Loss)/Income before income tax	1,820		(31,301)	(4,207)
Income tax (expenses)/benefits	6,453		(7,070)	(6,948)
Net (loss)/income	8,273		(38,371)	(11,155)
Net loss/(income) attributable to noncontrolling interests	(946)		1,758	128
Net loss attributable to Zhihu Inc.'s shareholders	7,327		(36,613)	(11,027)
Purchases of goods and services from Group Companies	(696,877)		(878,010)	(906,100)
Operating activities with external parties	722,064		1,093,734	727,853
Net cash (used in)/provided by operating activities	25,187		215,724	(178,247)
Purchases of short-term investments	(1,202,944)		(431,000)	(1,513,535)
Proceeds of maturities of short-term investments	1,286,977		387,014	1,924,071
Other investing activities with external parties	11,594		(63,862)	(40,843)
Net cash provided by/(used in) investing activities	95,627		(107,848)	369,693
Capital contribution from shareholders	18,342
Net cash used in financing activities	18,342
Net increase in cash and cash equivalents	139,156		107,876	191,446
Cash and cash equivalents at beginning of the year	358,635		250,759	59,313
Cash, cash equivalents and restricted cash at end of the year	497,791		358,635	250,759
Registered Capital	41,600		23,900
Amount Service fee incurred paid	670,600		857,400	572,300
VIE | Related Party
Current assets:
Amounts due from related parties	11,062		1,869
Current liabilities
Other current liabilities	2,586		2,787
Non-current liabilities
Unsettled balances of service fess	136,200		130,800
VIE | Nonrelated Party
Current liabilities
Other current liabilities	22,159		24,247
VIE | WFOE
Non-current liabilities
Cash paid	¥ 695,900		¥ 834,500	¥ 896,300